Income taxes (Schedule Of Deferred Income Taxes) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Reserves and allowances	€ 3,154	€ 20,322	€ 10,415
Net operating losses	69,958	83,478	86,720
Depreciation	1,335	2,260	363
Other	570	1,112	6,391
Gross deferred tax assets	75,017	107,172	103,889
Less: valuation allowance	(69,958)	(83,250)	(76,467)
Net deferred tax assets	5,059	23,922	27,422
Deferred tax liabilities	(35)	(988)	(4,381)
Net deferred income taxes	5,024	22,934	23,041
Acquisitions [Member]
Deferred tax assets:
Reserves and allowances		0
Net operating losses		0
Depreciation		0
Other		0
Gross deferred tax assets		0
Less: valuation allowance		0
Net deferred tax assets		0
Deferred tax liabilities		0
Net deferred income taxes		0
Reclassifications [Member]
Deferred tax assets:
Reserves and allowances		3,985
Net operating losses		0
Depreciation		508
Other		(6,525)
Gross deferred tax assets		(2,032)
Less: valuation allowance		(180)
Net deferred tax assets		(2,212)
Deferred tax liabilities		2,212
Net deferred income taxes		0
Deferred Income Tax Deconsolidation ASMPT [Member]
Deferred tax assets:
Reserves and allowances	(15,199)
Net operating losses	(11,905)
Depreciation	(2,121)
Other	(194)
Gross deferred tax assets	(29,419)
Less: valuation allowance	11,675
Net deferred tax assets	(17,744)
Deferred tax liabilities	921
Net deferred income taxes	(16,823)
Deferred Income Tax Change Income Tax Rate [Member]
Deferred tax assets:
Reserves and allowances	(258)
Net operating losses	0
Depreciation	(88)
Other	(38)
Gross deferred tax assets	(384)
Less: valuation allowance	0
Net deferred tax assets	(384)
Deferred tax liabilities	0
Net deferred income taxes	(384)
Consolidated Statement of Operations [Member]
Deferred tax assets:
Reserves and allowances	(814)	4,928
Net operating losses	(1,664)	(2,303)
Depreciation	1,603	1,478
Other	(146)	1,345
Gross deferred tax assets	(1,021)	5,448
Less: valuation allowance	1,664	(6,442)
Net deferred tax assets	643	(994)
Deferred tax liabilities	37	1,142
Net deferred income taxes	680	148
Equity [Member]
Deferred tax assets:
Reserves and allowances	255	1,730
Net operating losses	0	0
Depreciation	0	0
Other	0	28
Gross deferred tax assets	255	1,758
Less: valuation allowance	0	0
Net deferred tax assets	255	1,758
Deferred tax liabilities	0	0
Net deferred income taxes	255	1,758
Exchange Differences [Member]
Deferred tax assets:
Reserves and allowances	(1,152)	(736)
Net operating losses	49	(939)
Depreciation	(319)	(89)
Other	(164)	(127)
Gross deferred tax assets	(1,586)	(1,891)
Less: valuation allowance	(47)	(161)
Net deferred tax assets	(1,633)	(2,052)
Deferred tax liabilities	(5)	39
Net deferred income taxes	€ (1,638)	€ (2,013)